Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Consumer loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Allowance for loan losses	$ 937,994	$ 978,754
Loans and receivables from customers	25,711,811	23,795,548
Consumer loans [member]
Disclosure of financial assets [line items]
- Increases due to change in credit risk	(114,689)
Decreases due to change in credit risk	(37,972)
- Changes due to modifications that did not result in derecognition	193
New financial assets originated or purchased	(143,375)
Financial assets that have been derecognized	31,933
Foreign exchange and other movements	13,229
Allowance for loan losses	273,931	189,485
Loans and receivables from customers	2,846,223	2,636,234
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(24,743,360)	(22,617,981)
- Charge-offs	343,542	292,655
- Changes due to modifications that did not result in derecognition	305,353	292,108
New financial assets originated or purchased	(10,544,152)	(12,417,491)
Financial assets that have been derecognized	7,581,309	9,796,913
Foreign exchange and other movements	449,523	(89,564)
Ending balance	(26,607,785)	(24,743,360)
Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(2,825,719)
Ending balance	(3,120,154)	(2,825,719)
Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	895,974	947,812
Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	273,931	189,485
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(23,546,591)	(21,529,027)
- Charge-offs	318,559	292,117
- Changes due to modifications that did not result in derecognition	302,711	294,305
New financial assets originated or purchased	(10,318,458)	(11,952,827)
Financial assets that have been derecognized	7,232,474	9,410,807
Foreign exchange and other movements	448,516	(61,966)
Ending balance	(25,562,789)	(23,546,591)
Collectively assessed for credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(2,825,719)	(2,492,429)
- Charge-offs	140,682	133,200
- Changes due to modifications that did not result in derecognition	56,915	57,721
New financial assets originated or purchased	(1,625,563)	(1,577,912)
Financial assets that have been derecognized	976,346	1,062,318
Foreign exchange and other movements	157,185	(8,617)
Ending balance	(3,120,154)	(2,825,719)
Collectively assessed for credit losses [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	749,624	691,721
Collectively assessed for credit losses [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	273,931	189,485
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(19,955,723)	(16,327,018)
Changes in the allowances - Net Transfer to stage 1	(404,225)	(1,184,076)
- Net Transfer to stage 2	835,792	554,440
- Net Transfer to stage 3	151,827	73,679
- Charge-offs	33,187	18,776
- Changes due to modifications that did not result in derecognition	271,885	270,726
New financial assets originated or purchased	(9,469,441)	(10,860,705)
Financial assets that have been derecognized	6,425,979	7,562,147
Foreign exchange and other movements	421,452	(63,692)
Ending balance	(21,689,267)	(19,955,723)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(2,424,540)	(1,732,525)
Changes in the allowances - Net Transfer to stage 1	(113,707)	(293,979)
- Net Transfer to stage 2	160,260	105,046
- Net Transfer to stage 3	41,280	18,129
- Charge-offs	25,199	14,567
- Changes due to modifications that did not result in derecognition	56,701	50,437
New financial assets originated or purchased	(1,356,919)	(1,416,547)
Financial assets that have been derecognized	848,744	837,266
Foreign exchange and other movements	135,505	(6,934)
Ending balance	(2,627,477)	(2,424,540)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(2,733,535)	(4,277,136)
Changes in the allowances - Net Transfer to stage 1	388,610	1,171,376
- Net Transfer to stage 2	(865,671)	(599,608)
- Net Transfer to stage 3	199,790	137,518
- Charge-offs	46,996	44,191
- Changes due to modifications that did not result in derecognition	27,727	21,168
New financial assets originated or purchased	(636,437)	(869,602)
Financial assets that have been derecognized	641,774	1,608,876
Foreign exchange and other movements	30,639	29,682
Ending balance	(2,900,107)	(2,733,535)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(338,799)	(686,699)
Changes in the allowances - Net Transfer to stage 1	109,879	287,052
- Net Transfer to stage 2	(163,735)	(111,742)
- Net Transfer to stage 3	30,245	39,920
- Charge-offs	32,621	33,025
- Changes due to modifications that did not result in derecognition	1,735	8,087
New financial assets originated or purchased	(205,326)	(120,632)
Financial assets that have been derecognized	116,166	214,496
Foreign exchange and other movements	18,653	(2,306)
Ending balance	(398,561)	(338,799)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(857,333)	(924,873)
Changes in the allowances - Net Transfer to stage 1	15,615	12,700
- Net Transfer to stage 2	29,879	45,168
- Net Transfer to stage 3	(351,617)	(211,197)
- Charge-offs	238,376	229,150
- Changes due to modifications that did not result in derecognition	3,099	2,411
New financial assets originated or purchased	(212,580)	(222,520)
Financial assets that have been derecognized	164,721	239,784
Foreign exchange and other movements	(3,575)	(27,956)
Ending balance	(973,415)	(857,333)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(62,380)	(73,205)
Changes in the allowances - Net Transfer to stage 1	3,828	6,927
- Net Transfer to stage 2	3,475	6,696
- Net Transfer to stage 3	(71,525)	(58,049)
- Charge-offs	82,862	85,608
- Changes due to modifications that did not result in derecognition	(1,521)	(803)
New financial assets originated or purchased	(63,318)	(40,733)
Financial assets that have been derecognized	11,436	10,556
Foreign exchange and other movements	3,027	623
Ending balance	$ (94,116)	$ (62,380)